STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total		Share capital [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 232,159		$ 155		$ 288,641	$ (960)	$ (55,677)
Balance, shares at Dec. 31, 2011			27,054,663
Exercise of stock options	12,890		6		12,884
Exercise of stock options, shares			964,258
Vesting of restricted share units		[1]		[1]
Vesting of restricted share units, shares			285,471
Stock-based compensation	11,198				11,198
Other comprehensive income (loss)	1,747					1,747
Net income	15,651						15,651
Balance at Dec. 31, 2012	273,645		161		312,723	787	(40,026)
Balance, shares at Dec. 31, 2012			28,304,392
Exercise of stock options	1,363		3		1,360
Exercise of stock options, shares			121,266
Vesting of restricted share units		[1]		[1]
Vesting of restricted share units, shares			442,837
Stock-based compensation	13,920				13,920
Other comprehensive income (loss)	(350)					(350)
Net income	21,698						21,698
Balance at Dec. 31, 2013	310,276		164		328,003	437	(18,328)
Balance, shares at Dec. 31, 2013	28,868,495		28,868,495
Exercise of stock options	2,019		5		2,014
Exercise of stock options, shares	148,671		148,671
Vesting of restricted share units		[1]		[1]
Vesting of restricted share units, shares			681,759
Stock-based compensation	19,033				19,033
Other comprehensive income (loss)	(1,168)					(1,168)
Net income	9,158						9,158
Balance at Dec. 31, 2014	$ 339,318		$ 169		$ 349,050	$ (731)	$ (9,170)
Balance, shares at Dec. 31, 2014	29,698,925		29,698,925

[1]	Represents an amount lower than $1.